UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number

                                    811-9925

                             Golden Gate Fund, Inc.
                             ----------------------

               (Exact name of registrant as specified in charter)

                     100 Larkspur Landing Circle, Suite 102
                              Larkspur, CA  94939
                              -------------------

              (Address of principal executive offices) (Zip code)

                                 Bruce J. Raabe
                             Collins & Company, LLC
                     100 Larkspur Landing Circle, Suite 102
                              Larkspur, CA  94939
                              -------------------

                    (Name and address of agent for service)

                                 (415) 925-4000
                                 --------------

              Registrant's telephone number, including area code:

Date of fiscal year end:  June 30

Date of reporting period: 12/31/2003

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

SEMIANNUAL REPORT                                            DECEMBER 31, 2003

                            (GOLDEN GATE FUND LOGO)
              A Mutual Fund Investing in Great Bay Area Companies

Dear Fellow Shareholders:

  We are pleased to report the Fund appreciated 39.2% last year. This is a significant improvement over the prior year and validates our attraction to Bay Area companies. The Fund ended the twelve month period in the 82nd percentile versus all mutual funds as measured by Bloomberg L.P., a financial data provider. The year was also a dramatic turning point for most equity markets. The improving economy has finally shown itself to be more than a mirage. Corporate earnings increased 25% last year as measured by the S&P 500(R) Index. This was driven by a healthy increase in our nation's gross domestic product.

  We are particularly pleased with our performance considering our diversified portfolio. At year-end, the Fund was invested in nineteen industries. Though the Bay Area is often associated with technology, we are fortunate to have innovation and competitive advantage spread across many industries. In fact, the majority of our best performing stocks during the year were not in the tech sector.

  We remain vigilant in our search for attractively valued Bay Area companies. Domestically the market continues to benefit from unprecedented levels of stimulus at the consumer and corporate levels. Productivity increases and cost reductions have allowed corporate profit growth to accelerate despite ongoing pressure from rising oil prices, increasing budget deficits and weak labor markets. Investors will continue to focus on economic data as the sustainability of the rally remains a question. We expect 2004 to be another year of noteworthy GDP growth resulting in record corporate earnings. These positive trends are restoring investor confidence resulting in renewed investment in the equity markets.

  Looking ahead, we are confident our investment strategy will stand the test of time and, combined with the improving economic environment, should result in attractive returns for our shareholders. Please feel free to call us anytime or visit our web site for a current list of company holdings.

Regards,

/s/Bruce Raabe, CFA

Bruce Raabe, CFA
President

PERFORMANCE SUMMARY

                                     3 Year                  Since Inception
        1 Year                    (Annualized)                 (Annualized)
 12/31/2002-12/31/2003        12/31/2000-12/31/2003       06/30/2000-12/31/2003
 ---------------------        ---------------------       ---------------------
        39.20%                       -1.11%                      -6.64%

                             www.GoldenGateFund.com
                           Toll free: (877) 785-5443

                             GOLDEN GATE FUND, INC.

                        TOP TWENTY COMMON STOCK HOLDINGS

     1. The Cooper Companies, Inc.          11. Intel Corp.
     2. Wells Fargo & Co.                   12. The PMIGroup, Inc.
     3. UTStarcom, Inc.                     13. The Gap, Inc.
     4. ChevronTexaco Corp.                 14. Hewlett-Packard Co.
     5. Chiron Corp.                        15. SanDisk Corp.
     6. Electronic Arts Inc.                16. Exponent, Inc.
     7. Williams-Sonoma, Inc.               17. Golden West Financial Corp.
     8. Clorox Co.                          18. Leapfrog Enterprises, Inc.
     9. McKesson Corp.                      19. Oracle Corp.
    10. Fair Isaac Corp.                    20. Peet's Coffee & Tea Inc.

                                INDUSTRY GROUPS

               Cash                                         15.7%
               Software                                     10.0%
               Retail                                        9.6%
               Computers                                     9.2%
               Commercial Services                           6.6%
               Healthcare-Products                           3.9%
               Banks                                         3.9%
               Telecommunications                            3.8%
               Oil & Gas Producers                           3.8%
               Biotechnology                                 3.7%
               Household Products/Ware                       3.5%
               Semiconductors                                3.4%
               Insurance                                     3.4%
               Savings & Loans                               3.0%
               Toys/Games/Hobbies                            2.9%
               Beverages                                     2.8%
               Electronics                                   2.8%
               REITS                                         2.8%
               Networking Products                           2.7%
               Food-Retail                                   2.5%

                             GOLDEN GATE FUND, INC.
                            STATEMENT OF NET ASSETS
                         December 31, 2003 (Unaudited)

SHARES OR
PRINCIPAL
  AMOUNT                                                COST           VALUE
---------                                               ----           -----
LONG-TERM INVESTMENTS - 84.3% (A)<F2>

COMMON STOCKS - 81.5% (A)<F2>

            BANKS - 3.9%
   1,800    Wells Fargo & Co.                        $   78,793     $  106,002

            BEVERAGES - 2.8%
   4,500    Peet's Coffee
              & Tea Inc.*<F1>                            77,566         78,345

            BIOTECHNOLOGY - 3.7%
   1,800    Chiron Corp.*<F1>                            86,528        102,582

            COMMERCIAL SERVICES - 6.6%
   4,000    Exponent, Inc.*<F1>                          61,129         85,600
   3,000    McKesson Corp.                               92,217         96,480
                                                     ----------     ----------
                                                        153,346        182,080

            COMPUTERS - 9.2%
   4,000    Hewlett-Packard Co.                          91,709         91,880
   2,800    NetScreen
              Technologies, Inc.*<F1>                    66,663         69,300
   1,500    SanDisk Corp.*<F1>                           87,126         91,710
                                                     ----------     ----------
                                                        245,498        252,890

            ELECTRONICS - 2.8%
  14,500    SpatiaLight, Inc.*<F1>                       75,022         77,865

            FOOD-RETAIL - 2.5%
   3,200    Safeway Inc.*<F1>                           109,049         70,112

            HEALTHCARE-PRODUCTS - 3.9%
   2,300    The Cooper
              Companies, Inc.                            50,900        108,399

            HOUSEHOLD PRODUCTS/WARE - 3.5%
   2,000    Clorox Co.                                   86,400         97,120

            INSURANCE - 3.4%
   2,500    The PMI Group, Inc.                          83,447         93,075

            NETWORKING PRODUCTS - 2.7%
   3,100    Cisco Systems Inc.*<F1>                      74,524         75,299

            OIL & GAS PRODUCERS - 3.8%
   1,200    ChevronTexaco Corp.                          98,886        103,668

            RETAIL - 9.6%
   4,000    The Gap, Inc.                                76,960         92,840
   2,800    Ross Stores, Inc.                            52,564         74,004
   2,800    Williams-Sonoma, Inc.*<F1>                   73,903         97,356
                                                     ----------     ----------
                                                        203,427        264,200

            SAVINGS & LOANS - 3.0%
     800    Golden West
              Financial Corp.                            45,785         82,552

            SEMICONDUCTORS - 3.4%
   2,900    Intel Corp.                                  88,592         93,380

            SOFTWARE - 10.0%
   2,100    Electronic Arts Inc.*<F1>                    70,093        100,338
   1,950    Fair Isaac Corp.                             99,045         95,862
   6,000    Oracle Corp.*<F1>                            69,540         79,200
                                                     ----------     ----------
                                                        238,678        275,400

            TELECOMMUNICATIONS - 3.8%
   2,800    UTStarcom, Inc.*<F1>                        100,234        103,796

            TOYS/GAMES/HOBBIES - 2.9%
   3,000    Leapfrog
              Enterprises, Inc.*<F1>                     76,000         79,590
                                                     ----------     ----------
            Total common stocks                       1,972,675      2,246,355

REITS - 2.8%(A)<F2>
   2,700    Bedford Property
              Investors, Inc.                            78,246         77,301
                                                     ----------     ----------
            Total long-term
              investments                             2,050,921      2,323,656

SHORT-TERM INVESTMENTS - 15.0% (A)<F2>

            VARIABLE RATE DEMAND NOTES
$136,000    American Family
              Financial Services                        136,000        136,000
 141,227    U.S. Bank, N.A.                             141,227        141,227
 136,000    Wisconsin Corporate
              Central Credit Union                      136,000        136,000
                                                     ----------     ----------
            Total short-term
              investments                               413,227        413,227
                                                     ----------     ----------
            Total investments                        $2,464,148      2,736,883
                                                     ----------
                                                     ----------
            Cash and receivables,
              less liabilities 0.7% (A)<F2>                             18,641
                                                                    ----------
            NET ASSETS                                              $2,755,524
                                                                    ----------
                                                                    ----------
            Net Asset Value Per Share
              ($0.0001 par value, 1,000,000,000
              shares authorized), offering
              and redemption price
              ($2,755,524 / 233,753
              shares outstanding)                                   $    11.79
                                                                    ----------
                                                                    ----------

  *<F1>   Non-income producing security.
(a)<F2>   Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

                             GOLDEN GATE FUND, INC.
                            STATEMENT OF OPERATIONS
              For the Period Ending December 31, 2003 (Unaudited)

INCOME:
   Dividends                                                          $ 18,733
   Interest                                                                665
                                                                      --------
       Total Income                                                     19,398
                                                                      --------

EXPENSES:
   Transfer agent fees                                                  18,677
   Management fees                                                      12,574
   Professional fees                                                    12,286
   Administrative services                                              10,175
   Printing and postage expense                                          3,679
   Distribution fees                                                     3,143
   Custodian fees                                                        2,496
   Board of Directors fees                                               1,000
   Insurance                                                             1,000
   Registration fees                                                        50
   Other expenses                                                          994
                                                                      --------
       Total expenses before reimbursement                              66,074
   Less expenses assumed by adviser                                    (41,225)
                                                                      --------
       Net expenses                                                     24,849
                                                                      --------
NET INVESTMENT LOSS                                                     (5,451)
                                                                      --------
NET REALIZED GAIN ON INVESTMENTS                                       219,283
CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                       215,807
                                                                      --------
NET GAIN ON INVESTMENTS                                                435,090
                                                                      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $429,639
                                                                      --------
                                                                      --------

  The accompanying notes to financial statements are an integral part of this statement.

                             GOLDEN GATE FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ending December 31, 2003 (Unaudited) and For the Year Ended June
                                    30, 2003

                                                                                    DECEMBER 31,          JUNE 30,
                                                                                        2003                2003
                                                                                    ------------          --------
OPERATIONS:
   Net investment loss                                                               $   (5,451)         $  (24,499)
   Net realized gain (loss) on investments                                              219,283            (442,922)
   Change in unrealized appreciation on investments                                     215,807             636,002
                                                                                     ----------          ----------
       Net increase in net assets resulting from operations                             429,639             168,581
                                                                                     ----------          ----------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (10,035 and 25,150 shares, respectively)                 113,000             209,300
   Cost of shares redeemed (10,829 and 25,758 shares, respectively)                    (117,149)           (215,446)
                                                                                     ----------          ----------
       Net decrease in net assets derived from Fund share activities                     (4,149)             (6,146)
                                                                                     ----------          ----------
       TOTAL INCREASE                                                                   425,490             162,435
NET ASSETS AT THE BEGINNING OF THE PERIOD                                             2,330,034           2,167,599
                                                                                     ----------          ----------
NET ASSETS AT THE END OF THE PERIOD                                                  $2,755,524          $2,330,034
                                                                                     ----------          ----------
                                                                                     ----------          ----------

                              FINANCIAL HIGHLIGHTS
 (Selected Data for each share of the Fund outstanding throughout each period)

                                                                     (UNAUDITED)
                                                                    FOR THE PERIOD
                                                                 ENDING DECEMBER 31,                YEARS ENDED JUNE 30,
                                                                         2003                2003           2002        2001+<F3>
                                                                 -------------------         ----           ----        ---------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                    $ 9.93              $ 9.22         $12.08         $15.00
Income from investment operations:
   Net investment loss (a)<F6>                                           (0.02)              (0.11)         (0.12)         (0.13)
   Net realized and unrealized gain (loss) on investments                 1.88                0.82          (2.74)         (2.79)
                                                                        ------              ------         ------         ------
Total from investment operations                                          1.86                0.71          (2.86)         (2.92)

Less distributions:
   Dividend from net investment income                                      --                  --             --             --
   Distribution from net realized gains                                     --                  --             --             --
                                                                        ------              ------         ------         ------
Total from distributions                                                    --                  --             --             --
                                                                        ------              ------         ------         ------
Net asset value, end of period                                          $11.79              $ 9.93         $ 9.22         $12.08
                                                                        ------              ------         ------         ------
                                                                        ------              ------         ------         ------

TOTAL INVESTMENT RETURN                                                  18.73%*<F4>          7.70%        (23.68%)       (19.47%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                                   2,756               2,330          2,168          2,498
Ratio of expenses (after reimbursement) to average net assets (b)<F7>     1.97%**<F5>         1.95%          1.95%          1.95%
Ratio of net investment loss to average net assets (c)<F8>               (0.43%)**<F5>       (1.25%)        (1.18%)        (1.02%)
Portfolio turnover rate                                                  49.06%              64.46%        114.76%         89.26%

  +<F3>   Commencement of operations July 1, 2000.
  *<F4>   Not Annualized.
 **<F5>   Annualized.
(a)<F6> Net investment loss per share is calculated using average shares outstanding.
(b)<F7> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 5.25%, 6.44%, 4.33% and 4.90%, respectively for the period ending December 31, 2003 and for the years ended June 30, 2003, 2002 and 2001.
(c)<F8> If the Fund had paid all of its expenses, the ratios would have been (3.71%), (5.74%), (3.56%) and (3.97%), respectively for the period ending December 31, 2003 and for the years ended June 30, 2003, 2002 and 2001.

  The accompanying notes to financial statements are an integral part of these statements.

                             GOLDEN GATE FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                         December 31, 2003 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

     The following is a summary of significant accounting policies of the Golden Gate Fund, Inc. (the "Fund"), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund was incorporated under the laws of Maryland on April 25, 2000. The investment objective of the Fund is to produce long-term capital appreciation principally through investing in common stocks of United States companies headquartered in the greater San Francisco Bay Area.

     (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Short-term investments (securities with maturities of 60 days or less) are valued at cost which approximates market value. For financial reporting purposes, investment transactions are recorded on trade date.

     (b) Net realized gains and losses on the sale of securities are computed on the identified cost basis.

     (c) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     (d) The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund's policy is to monitor the creditworthiness of the issuer and the Fund does not anticipate nonperformance by these counterparties.

     (e) Accounting principles generally accepted in the United States of America ("GAAP") require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (f) The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     (g) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

     The Fund has a management agreement with Collins & Company, LLC (the "Adviser"), with whom certain officers and directors of the Fund are affiliated, to serve as investment adviser and manager. Under the terms of the agreement, the Fund will pay the Adviser a monthly management fee at the annual rate of 1% of the daily net assets of the Fund.

     The Adviser has reimbursed the Fund for expenses over 1.95% of the daily net assets of the Fund. These reimbursements amounted to $41,225 for the period ending December 31, 2003.

     The Fund has an administrative agreement with Fiduciary Management, Inc. ("FMI") with whom an officer of the Fund is affiliated, to supervise all aspects of the Fund's operations except those performed by the Adviser. Under the terms of the agreement, the Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% of the daily net assets up to and including $30,000,000 and 0.1% of the daily net assets of the Fund in excess of $30,000,000, subject to a fiscal year minimum of twenty thousand dollars.

     The Fund has entered into a Service and Distribution Plan (the "Plan"), pursuant to 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year.

(3)  DISTRIBUTION TO SHAREHOLDERS --

     Net investment income and net realized gains, if any, are distributed to shareholders at least annually.

(4)  INVESTMENT TRANSACTIONS --

     For the period ending December 31, 2003, purchases and proceeds of sales of investment securities (excluding short-term investments) were $1,144,642 and $1,468,978, respectively.

(5)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

     As of December 31, 2003, liabilities of the Fund included the following:

     Payable to brokers for investments purchased                      $78,246
     Payable to Adviser for management fees and prepaid expenses         6,587
     Payable to FMI for administrative fees                              1,667
     Other liabilities                                                     613

(6)  SOURCES OF NET ASSETS --

     As of December 31, 2003, the sources of net assets were as follows:

     Fund shares issued and outstanding                             $3,126,502
     Net unrealized appreciation on investments                        272,735
     Accumulated net realized loss on investments                     (643,713)
                                                                    ----------
                                                                    $2,755,524
                                                                    ----------
                                                                    ----------

(7)  INCOME TAX INFORMATION --

     The following information for the Fund is presented on an income tax basis as of December 31, 2003:

                           GROSS              GROSS          NET UNREALIZED
       COST OF           UNREALIZED         UNREALIZED        APPRECIATION
     INVESTMENTS        APPRECIATION       DEPRECIATION      ON INVESTMENTS
     -----------        ------------       ------------      --------------
     $2,471,756           $332,783           $67,656            $265,127

     The following information for the Fund is presented on an income tax basis as of June 30, 2003:

                         GROSS            GROSS           NET UNREALIZED     DISTRIBUTABLE      DISTRIBUTABLE
       COST OF        UNREALIZED        UNREALIZED         APPRECIATION        ORDINARY           LONG-TERM
     INVESTMENTS     APPRECIATION      DEPRECIATION       ON INVESTMENTS        INCOME          CAPITAL GAINS
     -----------     ------------      ------------       --------------     -------------      -------------
      $2,381,852       $234,449          $204,648            $29,801             $  --              $  --

     The difference, if any, between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

     The tax components of dividends paid during the year ended June 30, 2003, capital loss carryovers (expiring in varying amounts through 2011) as of June 30, 2003, and tax basis post-October losses as of June 30, 2003, which are not recognized for tax purposes until the first day of the following fiscal year are:

       ORDINARY           LONG-TERM          NET CAPITAL
        INCOME          CAPITAL GAINS            LOSS          POST-OCTOBER
     DISTRIBUTIONS      DISTRIBUTIONS         CARRYOVERS          LOSSES
     -------------      -------------        -----------       ------------
         $ --                $ --              $733,621          $102,248

     Since there were no ordinary distributions paid for the year ended June 30, 2003, there were no distributions designated as qualifying for the dividends received deduction for corporate shareholders.

 COLLINS & COMPANY, LLC                             PRICEWATERHOUSECOOPERS LLP
   Investment Adviser                                  Independent Auditors

                        U.S. BANCORP FUND SERVICES, LLC
                  Transfer Agent and Dividend Disbursing Agent

     U.S. BANK, N.A.                                      FOLEY & LARDNER
        Custodian                                          Legal Counsel

                             GOLDEN GATE FUND, INC.
                     100 Larkspur Landing Circle, Suite 102
                           Larkspur, California 94939
               Local: (415) 925-4010    Toll free: (877) 785-5443
                             www.GoldenGateFund.com

This material is appropriate for use by prospective investors only when accompanied or preceded by the Fund's current prospectus, which contains more complete information, including fees and expenses. Please read it carefully before investing. Past performance is no guarantee of future results. The value of securities will fluctuate so that when redeemed, shares may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Bloomberg's "percentile" is a ranking of a fund's total return relative to other mutual funds. The highest rank is 100 and the lowest is 1. The Golden Gate Fund ranked in the 82nd percentile out of the 19,657 funds measured by Bloomberg for the one-year period ending December 31, 2003.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES
-------------------------------

Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) The disclosure controls and procedures of the Golden Gate Fund, Inc. are periodically evaluated. As of February 20, 2004, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b) The internal controls of the Golden Gate Fund, Inc. are periodically evaluated. Since, February 20, 2004, the date of the last evaluation, there have been no significant changes in Golden Gate Fund's internal controls or in other factors that could have had a significant effect on such controls. There have also been no significant deficiencies or material weaknesses identified since the last evaluation that required any corrective action.

ITEM 10. EXHIBITS.
-----------------

(a)  Any code of ethics or amendment thereto.  Not applicable.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Golden Gate Fund, Inc.
     ----------------------
     Registrant

     By  /s/Bruce J. Raabe
         -------------------------------------------
         Bruce J. Raabe, Principal Executive Officer

     Date     March 10, 2004
           ----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     Golden Gate Fund, Inc.
     ----------------------
     Registrant

     By   /s/ Bruce J. Raabe
          -------------------------------------------
          Bruce J. Raabe, Principal Financial Officer

     Date     March 10, 2004
           ----------------------------------